UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Small-Cap Value Fund

Investor Class (PRSVX)

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Investor Class	$39	0.78%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,100,961
Number of Portfolio Holdings	380

Portfolio Turnover Rate	18.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	25.1%
Industrials & Business Services	14.6
Consumer Discretionary	10.6
Real Estate	10.0
Health Care	9.2
Energy	8.9
Information Technology	7.1
Materials	4.9
Utilities	4.1
Other	5.5

Top Ten Holdings (as a % of Net Assets)

PennyMac Financial Services	1.4%
TechnipFMC	1.4
Matador Resources	1.4
Meritage Homes	1.3
Pinnacle Financial Partners	1.2
Strategic Education	1.1
Popular	1.0
Select Medical Holdings	1.0
Terreno Realty	1.0
Houlihan Lokey	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F46-053 8/24

Small-Cap Value Fund

Investor Class (PRSVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Small-Cap Value Fund

Advisor Class (PASVX)

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Advisor Class	$57	1.15%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,100,961
Number of Portfolio Holdings	380

Portfolio Turnover Rate	18.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	25.1%
Industrials & Business Services	14.6
Consumer Discretionary	10.6
Real Estate	10.0
Health Care	9.2
Energy	8.9
Information Technology	7.1
Materials	4.9
Utilities	4.1
Other	5.5

Top Ten Holdings (as a % of Net Assets)

PennyMac Financial Services	1.4%
TechnipFMC	1.4
Matador Resources	1.4
Meritage Homes	1.3
Pinnacle Financial Partners	1.2
Strategic Education	1.1
Popular	1.0
Select Medical Holdings	1.0
Terreno Realty	1.0
Houlihan Lokey	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F246-053 8/24

Small-Cap Value Fund

Advisor Class (PASVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Small-Cap Value Fund

I Class (PRVIX)

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - I Class	$33	0.67%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,100,961
Number of Portfolio Holdings	380

Portfolio Turnover Rate	18.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	25.1%
Industrials & Business Services	14.6
Consumer Discretionary	10.6
Real Estate	10.0
Health Care	9.2
Energy	8.9
Information Technology	7.1
Materials	4.9
Utilities	4.1
Other	5.5

Top Ten Holdings (as a % of Net Assets)

PennyMac Financial Services	1.4%
TechnipFMC	1.4
Matador Resources	1.4
Meritage Homes	1.3
Pinnacle Financial Partners	1.2
Strategic Education	1.1
Popular	1.0
Select Medical Holdings	1.0
Terreno Realty	1.0
Houlihan Lokey	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F538-053 8/24

Small-Cap Value Fund

I Class (PRVIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

June 30, 2024

Small-Cap Value Fund

Z Class (TRZVX)

This semi-annual shareholder report contains important information about Small-Cap Value Fund (the "fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Cap Value Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,100,961
Number of Portfolio Holdings	380

Portfolio Turnover Rate	18.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	25.1%
Industrials & Business Services	14.6
Consumer Discretionary	10.6
Real Estate	10.0
Health Care	9.2
Energy	8.9
Information Technology	7.1
Materials	4.9
Utilities	4.1
Other	5.5

Top Ten Holdings (as a % of Net Assets)

PennyMac Financial Services	1.4%
TechnipFMC	1.4
Matador Resources	1.4
Meritage Homes	1.3
Pinnacle Financial Partners	1.2
Strategic Education	1.1
Popular	1.0
Select Medical Holdings	1.0
Terreno Realty	1.0
Houlihan Lokey	1.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

202407-3695801

F1269-053 8/24

Small-Cap Value Fund

Z Class (TRZVX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSVX Small-Cap Value Fund
PASVX Small-Cap Value Fund–
.
Advisor Class
PRVIX Small-Cap Value Fund–
.
I Class
TRZVX Small-Cap Value Fund–
.
Z Class

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 51 .99 $ 47 .90 $ 61 .79 $ 52 .79 $ 47 .91 $ 39 .85
Investment
activities
Net investment
income
(1)(2)
0 .20 0 .36 0 .20 0 .18 0 .23 0 .21
Net realized and
unrealized gain/
loss 0 .04 5 .43 ( 11 .56 ) 13 .13 5 .72 10 .05
Total from
investment
activities 0 .24 5 .79 ( 11 .36 ) 13 .31 5 .95 10 .26
Distributions
Net investment
income — ( 0 .33 ) ( 0 .18 ) ( 0 .21 ) ( 0 .19 ) ( 0 .29 )
Net realized gain — ( 1 .37 ) ( 2 .35 ) ( 4 .10 ) ( 0 .88 ) ( 1 .91 )
Total distributions — ( 1 .70 ) ( 2 .53 ) ( 4 .31 ) ( 1 .07 ) ( 2 .20 )
NET ASSET
VALUE
End of period $ 52 .23 $ 51 .99 $ 47 .90 $ 61 .79 $ 52 .79 $ 47 .91

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
0 .46% 12 .22% ( 18 .55 ) % 25 .54% 12 .50% 25 .84%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .78%
(4)
0 .78% 0 .79% 0 .75% 0 .76% 0 .77%
Net expenses
after waivers/
payments by
Price Associates 0 .78%
(4)
0 .78% 0 .79% 0 .75% 0 .76% 0 .77%
Net investment
income 0 .77%
(4)
0 .74% 0 .37% 0 .29% 0 .53% 0 .45%
Portfolio turnover
rate 18 .3% 27 .5% 20 .7% 25 .1% 28 .0% 22 .3%
Net assets, end of
period (in millions) $4,220 $4,532 $4,565 $7,722 $6,301 $8,019
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 51 .88 $ 47 .76 $ 61 .60 $ 52 .64 $ 47 .80 $ 39 .75
Investment
activities
Net investment
income (loss)
(1)(2)
0 .10 0 .22 0 .02 ( 0 .02 ) 0 .11 0 .07
Net realized and
unrealized gain/
loss 0 .04 5 .39 ( 11 .51 ) 13 .08 5 .66 10 .02
Total from
investment
activities 0 .14 5 .61 ( 11 .49 ) 13 .06 5 .77 10 .09
Distributions
Net investment
income — ( 0 .12 ) — — ( 0 .05 ) ( 0 .13 )
Net realized gain — ( 1 .37 ) ( 2 .35 ) ( 4 .10 ) ( 0 .88 ) ( 1 .91 )
Total distributions — ( 1 .49 ) ( 2 .35 ) ( 4 .10 ) ( 0 .93 ) ( 2 .04 )
NET ASSET
VALUE
End of period $ 52 .02 $ 51 .88 $ 47 .76 $ 61 .60 $ 52 .64 $ 47 .80

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
0 .27% 11 .87% ( 18 .81 ) % 25 .12% 12 .14% 25 .47%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .15%
(4)
1 .08% 1 .14% 1 .08% 1 .06% 1 .08%
Net expenses
after waivers/
payments by
Price Associates 1 .15%
(4)
1 .08% 1 .14% 1 .08% 1 .06% 1 .08%
Net investment
income (loss) 0 .39%
(4)
0 .44% 0 .03% ( 0 .04 ) % 0 .25% 0 .15%
Portfolio turnover
rate 18 .3% 27 .5% 20 .7% 25 .1% 28 .0% 22 .3%
Net assets, end of
period (in millions) $59 $65 $77 $105 $97 $105
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET
VALUE
Beginning of period $ 51 .87 $ 47 .80 $ 61 .72 $ 52 .76 $ 47 .89 $ 39 .84
Investment
activities
Net investment
income
(1)(2)
0 .23 0 .42 0 .28 0 .25 0 .27 0 .26
Net realized and
unrealized gain/
loss 0 .04 5 .41 ( 11 .55 ) 13 .12 5 .72 10 .05
Total from
investment
activities 0 .27 5 .83 ( 11 .27 ) 13 .37 5 .99 10 .31
Distributions
Net investment
income — ( 0 .39 ) ( 0 .30 ) ( 0 .31 ) ( 0 .24 ) ( 0 .35 )
Net realized gain — ( 1 .37 ) ( 2 .35 ) ( 4 .10 ) ( 0 .88 ) ( 1 .91 )
Total distributions — ( 1 .76 ) ( 2 .65 ) ( 4 .41 ) ( 1 .12 ) ( 2 .26 )
NET ASSET
VALUE
End of period $ 52 .14 $ 51 .87 $ 47 .80 $ 61 .72 $ 52 .76 $ 47 .89

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(3)
0 .52% 12 .33% ( 18 .43 ) % 25 .67% 12 .59% 25 .97%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .67%
(4)
0 .67% 0 .67% 0 .65% 0 .66% 0 .66%
Net expenses
after waivers/
payments by
Price Associates 0 .67%
(4)
0 .67% 0 .67% 0 .65% 0 .66% 0 .66%
Net investment
income 0 .89%
(4)
0 .86% 0 .52% 0 .40% 0 .63% 0 .56%
Portfolio turnover
rate 18 .3% 27 .5% 20 .7% 25 .1% 28 .0% 22 .3%
Net assets, end of
period (in millions) $2,868 $2,975 $2,900 $2,388 $1,507 $2,305
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 52 .06 $ 47 .95 $ 61 .88 $ 52 .83 $ 30 .66
Investment activities
Net investment income
(2)(3)
0 .40 0 .75 0 .63 0 .64 0 .43
Net realized and unrealized
gain/loss 0 .04 5 .44 ( 11 .59 ) 13 .16 23 .08
Total from investment activities 0 .44 6 .19 ( 10 .96 ) 13 .80 23 .51
Distributions
Net investment income — ( 0 .71 ) ( 0 .62 ) ( 0 .65 ) ( 0 .46 )
Net realized gain — ( 1 .37 ) ( 2 .35 ) ( 4 .10 ) ( 0 .88 )
Total distributions — ( 2 .08 ) ( 2 .97 ) ( 4 .75 ) ( 1 .34 )
NET ASSET VALUE
End of period $ 52 .50 $ 52 .06 $ 47 .95 $ 61 .88 $ 52 .83
Ratios/Supplemental Data
Total return
(3)(4)
0 .85% 13 .08% ( 17 .90 ) % 26 .48% 76 .84%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .64%
(5)
0 .65% 0 .65% 0 .64% 0 .64%
(5)
Net expenses after waivers/
payments by Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 1 .56%
(5)
1 .53% 1 .17% 1 .04% 1 .26%
(5)
Portfolio turnover rate 18 .3% 27 .5% 20 .7% 25 .1% 28 .0%
Net assets, end of period (in
millions) $2,953 $3,004 $2,754 $4,046 $3,420
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Value Fund
June 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.4%
COMMUNICATION SERVICES  1.5%
Diversified Telecommunication Services  0.3%
Frontier Communications Parent (1) 980,296 25,664
GCI Liberty, Class A, EC (1)(2) 399,039 —
25,664
Entertainment  0.1%
Liberty Media Corp-Liberty Live, Class C (1) 324,295 12,411
12,411
Media  1.1%
Advantage Solutions (1) 5,925,866 19,081
Advantage Solutions, Warrants, 12/31/26 (1) 400,000 15
New York Times, Class A  1,823,902 93,402
112,498
Total Communication Services 150,573
CONSUMER DISCRETIONARY  10.5%
Automobile Components  1.3%
Dorman Products (1) 587,952 53,786
LCI Industries  294,113 30,405
Modine Manufacturing (1) 210,122 21,052
Strattec Security (1) 78,270 1,957
Visteon (1) 180,222 19,230
126,430
Broadline Retail  0.2%
Etsy (1) 997 59
Ollie's Bargain Outlet Holdings (1) 154,067 15,124
Savers Value Village (1)(3) 810,284 9,918
25,101
Distributors  0.1%
Pool Corp  39,929 12,271
12,271
Diversified Consumer Services  1.0%
Strategic Education  956,181 105,811
105,811
Hotels, Restaurants & Leisure  1.8%
BJ's Restaurants (1) 434,463 15,076
Cava Group (1) 311,349 28,878
Dutch Bros, Class A (1) 695,571 28,797
Marriott Vacations Worldwide  443,236 38,703

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Papa John's International  878,770 41,285
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311 (1)(2)(4)(5) 1,439,856 6,306
United Parks & Resorts (1) 86,782 4,713
Wyndham Hotels & Resorts  288,047 21,315
185,073
Household Durables  1.8%
Meritage Homes  788,699 127,651
Skyline Champion (1) 388,580 26,326
Smith Douglas Homes (1)(3) 395,789 9,254
Taylor Morrison Home (1) 370,147 20,521
183,752
Leisure Products  0.2%
Peloton Interactive, Class A (1)(3) 4,792,633 16,199
Rad Power Bikes, Class A, Acquisition Date: 1/22/21 - 9/16/21,
Cost $21,320 (1)(2)(5) 3,355,939 1,040
17,239
Specialty Retail  3.0%
Abercrombie & Fitch, Class A (1) 133,837 23,802
Asbury Automotive Group (1) 155,798 35,502
Boot Barn Holdings (1) 117,444 15,142
Caleres  754,589 25,354
Carvana (1)(3) 436,306 56,161
Chewy, Class A (1)(3) 331,432 9,028
Floor & Decor Holdings, Class A (1) 143,677 14,283
Framebridge, EC, Acquisition Date: 5/19/20, Cost $908 (1)(2)
(5) 907,892 427
Group 1 Automotive  130,587 38,821
Monro (3)(6) 1,562,246 37,275
RH (1) 47,028 11,495
Urban Outfitters (1) 592,535 24,324
Victoria's Secret (1) 873,879 15,441
307,055
Textiles, Apparel & Luxury Goods  1.1%
Bombas, Acquisition Date: 2/12/21, Cost $14,601 (1)(2)(5) 3,303,766 8,656
Figs, Class A (1) 6,013,441 32,052
Oxford Industries  131,946 13,214
Steven Madden  1,362,661 57,640
111,562
Total Consumer Discretionary 1,074,294

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  2.0%
Beverages  0.1%
Boston Beer, Class A (1) 18,897 5,765
Coca-Cola Consolidated  4,355 4,725
10,490
Food Products  1.4%
Farmers Business Network, Warrants, 9/29/33, Acquisition
Date: 9/29/23, Cost $— (1)(2)(5) 10,691,000 11,760
Nomad Foods  1,920,600 31,651
Post Holdings (1) 477,983 49,787
Simply Good Foods (1) 364,151 13,157
TreeHouse Foods (1) 679,766 24,907
Utz Brands (3) 869,821 14,474
145,736
Personal Care Products  0.5%
BellRing Brands (1) 974,239 55,668
55,668
Total Consumer Staples 211,894
ENERGY  8.9%
Energy Equipment & Services  4.1%
Cactus, Class A (3) 1,125,118 59,339
ChampionX  1,804,269 59,920
Enerflex (CAD) (3) 7,700,229 41,539
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $20,875 (1)(2)(4)(5)(6) 20,874,541 12,107
Expro Group Holdings (1) 2,696,013 61,793
Liberty Energy, Class A  1,592,569 33,269
TechnipFMC  5,476,993 143,223
411,190
Oil, Gas & Consumable Fuels  4.8%
Advantage Energy (CAD) (1) 3,047,547 23,123
Gulfport Energy (1) 71,258 10,760
International Seaways  18,903 1,118
Magnolia Oil & Gas, Class A (3) 2,522,546 63,921
Matador Resources  2,343,340 139,663
Permian Resources  3,775,701 60,978
Range Resources  2,177,244 73,003
SM Energy  992,948 42,925
Southwestern Energy (1) 10,240,175 68,916
484,407
Total Energy 895,597

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS  24.7%
Banks  15.8%
Banc of California  2,515,150 32,144
BankUnited  1,433,465 41,957
Blue Foundry Bancorp (1) 887,509 8,050
Cadence Bank  943,451 26,681
Cathay General Bancorp  711,226 26,827
Coastal Financial (1) 580,594 26,789
Columbia Banking System  4,568,033 90,858
Columbia Financial (1) 838,223 12,548
CRB Group, Acquisition Date: 4/14/22, Cost $3,215 (1)(2)(5) 30,579 2,233
CrossFirst Bankshares, Class A (1) 2,104,713 29,508
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19 - 4/5/24, Cost $3,359 (1)(2)(5)(6) 335,928 5,966
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,436 (1)(2)(5)(6) 143,582 2,550
East West Bancorp  1,106,829 81,053
Eastern Bankshares  3,455,404 48,307
FB Financial  1,539,420 60,084
FS Bancorp (6) 663,433 24,182
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034 (1)(2)(5) 503,404 1,510
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (1)(2)(5) 100,220 31
HarborOne Bancorp  2,006,696 22,334
Home BancShares  2,871,856 68,810
John Marshall Bancorp (3)(6) 1,076,628 18,776
Kearny Financial  975,897 6,002
Live Oak Bancshares (6) 2,455,761 86,099
Metropolitan Bank Holding (1)(3) 183,453 7,722
National Bank Holdings, Class A  1,487,805 58,099
Origin Bancorp  796,691 25,271
Pacific Premier Bancorp  1,226,712 28,178
Pinnacle Financial Partners  1,535,123 122,871
Ponce Financial Group (1) 1,643,371 15,020
Popular  1,143,258 101,098
Preferred Bank  635,187 47,950
Prosperity Bancshares  653,830 39,975
Provident Bancorp (1)(3) 458,874 4,676
Southern First Bancshares (1)(6) 449,779 13,152
SouthState  1,251,762 95,660
Synovus Financial  350,643 14,092
Texas Capital Bancshares (1) 1,043,026 63,771

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Towne Bank  2,345,157 63,952
Webster Financial  774,357 33,754
Western Alliance Bancorp  1,161,417 72,960
WSFS Financial  1,364,963 64,153
1,595,653
Capital Markets  1.8%
Hamilton Lane, Class A  176,287 21,786
Houlihan Lokey  729,983 98,445
OTC Markets Group, Class A  401,985 19,657
StepStone Group, Class A  565,508 25,951
StoneX Group (1) 156,897 11,816
177,655
Consumer Finance  0.4%
NerdWallet, Class A (1) 1,551,209 22,647
PRA Group (1) 913,060 17,951
40,598
Financial Services  3.2%
Hannon Armstrong Sustainable Infrastructure Capital (3) 2,864,735 84,796
PennyMac Financial Services  1,517,149 143,522
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244 (1)(2)(5) 38,630 55
Voya Financial  354,571 25,228
Walker & Dunlop  704,929 69,224
322,825
Insurance  3.0%
Baldwin Insurance Group (1)(3) 289,048 10,253
Bowhead Specialty Holdings (1) 182,644 4,628
Coalition, Acquisition Date: 9/13/21, Cost $357 (1)(2)(5) 21,587 170
First American Financial  545,276 29,418
Goosehead Insurance, Class A (1) 124,625 7,158
Hagerty, Warrants, 12/1/26 (1) 257,272 677
Hanover Insurance Group  165,096 20,710
James River Group Holdings (6) 1,904,478 14,722
Oscar Health, Class A (1) 2,354,396 37,247
Palomar Holdings (1) 62,926 5,106
Primerica  93,757 22,181
ProAssurance (1)(6) 2,591,955 31,674
RLI  85,388 12,013
Root, Class A (1) 37,363 1,928
Ryan Specialty Holdings, Class A  1,165,433 67,490
Selective Insurance Group  254,894 23,917

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
White Mountains Insurance Group  9,465 17,202
306,494
Mortgage Real Estate Investment Trusts  0.5%
PennyMac Mortgage Investment Trust, REIT (3) 3,561,572 48,972
48,972
Total Financials 2,492,197
HEALTH CARE  8.7%
Biotechnology  3.9%
ACELYRIN (1)(3) 2,174,750 9,591
Akero Therapeutics (1) 450,880 10,578
Apellis Pharmaceuticals (1) 387,352 14,859
Arcellx (1) 142,389 7,858
Arrowhead Pharmaceuticals (1) 462,410 12,018
Ascendis Pharma, ADR (1) 15,025 2,049
Black Diamond Therapeutics (1) 2,588,023 12,060
Bridgebio Pharma (1) 160,888 4,075
Cabaletta Bio (1)(3) 1,321,238 9,883
Centessa Pharmaceuticals, ADR (1)(3) 411,845 3,719
CRISPR Therapeutics (1)(3) 104,406 5,639
Cytokinetics (1) 1,232,709 66,788
Erasca (1) 4,111,736 9,704
Grifols, ADR (1)(3) 747,400 4,712
HilleVax (1)(3) 910,063 13,159
Icosavax, CVR (1)(2) 1,240,955 —
Immatics (1)(3) 1,924,653 22,364
Immunocore Holdings, ADR (1) 836,254 28,341
Immunome (1) 726,409 8,790
Immunovant (1) 275,470 7,272
Insmed (1) 123,308 8,262
Ionis Pharmaceuticals (1) 624,318 29,755
Iovance Biotherapeutics (1) 1,107,215 8,880
Madrigal Pharmaceuticals (1)(3) 13,892 3,892
Merus (1) 81,462 4,820
Nkarta (1)(3) 527,725 3,119
Nurix Therapeutics (1) 615,995 12,856
Prime Medicine (1)(3) 1,148,280 5,902
Sana Biotechnology (1)(3) 769,880 4,204
Tango Therapeutics (1)(3) 1,376,049 11,806
Vaxcyte (1) 341,448 25,783
Verve Therapeutics (1)(3) 1,281,030 6,251
Xenon Pharmaceuticals (1) 346,508 13,510

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zentalis Pharmaceuticals (1) 795,278 3,253
395,752
Health Care Equipment & Supplies  1.1%
Atrion  25,544 11,557
Avanos Medical (1) 1,290,281 25,702
DENTSPLY SIRONA  366,002 9,117
Lantheus Holdings (1) 427,736 34,343
Novocure (1) 454,181 7,780
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910 (1)
(2)(5) 2,631,808 1,053
QuidelOrtho (1) 714,855 23,748
113,300
Health Care Providers & Services  2.4%
Alignment Healthcare (1) 1,771,650 13,854
Capsule, Acquisition Date: 4/7/21, Cost $3,065 (1)(2)(5) 211,518 482
Ensign Group  562,086 69,524
Innovage Holding (1) 3,147,908 15,614
LifeStance Health Group (1)(3) 1,601,702 7,864
Pennant Group (1) 1,002,134 23,240
Privia Health Group (1)(3) 405,975 7,056
Select Medical Holdings  2,874,322 100,774
238,408
Health Care Technology  0.5%
Doximity, Class A (1) 425,273 11,895
Multiplan (1) 5,151,192 2,001
Phreesia (1) 1,068,320 22,648
Waystar Holding (1) 600,776 12,917
49,461
Life Sciences Tools & Services  0.1%
Sotera Health (1) 1,087,803 12,912
12,912
Pharmaceuticals  0.7%
Elanco Animal Health (1) 1,733,075 25,008
EyePoint Pharmaceuticals (1)(3) 670,941 5,837
Neumora Therapeutics (1)(3) 1,488,504 14,632
Rapport Therapeutics (1) 391,711 9,111
Third Harmonic Bio (1)(3) 873,725 11,359
65,947
Total Health Care 875,780

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  14.1%
Aerospace & Defense  1.1%
BWX Technologies  166,177 15,787
Leonardo DRS (1) 1,251,933 31,937
Loar Holdings (1) 153,102 8,177
Moog, Class A  332,766 55,672
111,573
Building Products  1.6%
AZZ  214,713 16,587
CSW Industrials  76,696 20,348
UFP Industries  632,568 70,848
Zurn Elkay Water Solutions  1,763,960 51,860
159,643
Commercial Services & Supplies  2.3%
Brady, Class A  1,015,457 67,041
BrightView Holdings (1) 1,539,684 20,478
Casella Waste Systems, Class A (1) 373,635 37,072
MSA Safety  199,873 37,514
Tetra Tech  154,975 31,689
UniFirst  34,450 5,909
VSE (3) 317,831 28,058
227,761
Construction & Engineering  0.8%
Arcosa  225,774 18,832
MYR Group (1) 64,065 8,694
Valmont Industries  86,489 23,737
WillScot Mobile Mini Holdings (1) 858,541 32,316
83,579
Electrical Equipment  0.4%
Thermon Group Holdings (1) 1,291,686 39,732
39,732
Ground Transportation  0.8%
Landstar System  427,023 78,777
78,777
Machinery  3.2%
Alamo Group  56,012 9,690
Crane  230,956 33,484
Douglas Dynamics  222,487 5,206
Enpro  175,469 25,543
Esab  696,098 65,733
ESCO Technologies  276,455 29,039

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Signal  59,084 4,944
Helios Technologies  283,101 13,518
Hydrofarm Holdings Group (1) 531,814 367
John Bean Technologies  268,419 25,492
RBC Bearings (1) 225,029 60,708
Shyft Group (3) 639,563 7,585
SPX Technologies (1) 263,305 37,426
318,735
Marine Transportation  0.3%
Matson  226,679 29,688
29,688
Passenger Airlines  0.3%
Allegiant Travel  344,248 17,292
Sun Country Airlines Holdings (1) 770,695 9,680
26,972
Professional Services  1.5%
Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(2)(5) 211,422 913
Conduent (1) 2,995,430 9,765
FTI Consulting (1) 219,475 47,303
Parsons (1) 763,388 62,453
Paycor HCM (1) 1,841,882 23,392
UL Solutions, Class A  285,081 12,028
155,854
Trading Companies & Distributors  1.8%
Beacon Roofing Supply (1) 1,067,933 96,648
Herc Holdings  263,546 35,128
MSC Industrial Direct, Class A  268,419 21,288
Rush Enterprises, Class A  691,983 28,974
SiteOne Landscape Supply (1) 100 12
182,050
Total Industrials & Business Services 1,414,364
INFORMATION TECHNOLOGY  6.5%
Communications Equipment  0.3%
Viavi Solutions (1) 4,515,708 31,023
31,023
Electronic Equipment, Instruments & Components  2.1%
Insight Enterprises (1) 70,259 13,937
Knowles (1) 436,405 7,532
Littelfuse  193,439 49,441
Mirion Technologies (1) 4,517,798 48,521
PAR Technology (1)(3) 384,829 18,122

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PAR Technology PIPE, Acquisition Date: 3/8/24,
Cost $10,989 (1)(5) 284,311 13,388
Vishay Intertechnology  1,479,327 32,989
Vontier  738,986 28,229
212,159
IT Services  0.3%
Endava, ADR (1) 751,800 21,983
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,039 (1)
(2)(5) 135,360 4,711
26,694
Semiconductors & Semiconductor Equipment  2.1%
Allegro MicroSystems (1) 600,564 16,960
Diodes (1) 361,451 25,999
Entegris  89,391 12,104
Lattice Semiconductor (1) 395,112 22,913
MACOM Technology Solutions Holdings (1) 594,971 66,321
Onto Innovation (1) 307,219 67,453
211,750
Software  1.7%
Altair Engineering, Class A (1) 154,630 15,166
Amplitude, Class A (1) 877,393 7,809
Apiture, Acquisition Date: 11/6/23, Cost $252 (1)(2)(5) 15,000 252
Apiture, Acquisition Date: 7/1/20 - 11/6/23, Cost $11,099 (1)(2)
(5) 687,865 11,549
Braze, Class A (1) 170,198 6,611
DoubleVerify Holdings (1) 1,074,802 20,926
Enfusion, Class A (1) 883,712 7,529
Envestnet (1) 137,210 8,588
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,473 (1)(2)
(5) 559,515 10,401
Intapp (1) 460,910 16,902
JFrog (1) 432,367 16,235
nCino (1) 793,674 24,961
Socure, Acquisition Date: 12/22/21, Cost $2,410 (1)(2)(5) 149,990 938
Workiva (1) 260,045 18,981
166,848
Total Information Technology 648,474
MATERIALS  4.4%
Chemicals  1.6%
Element Solutions  2,698,780 73,191
Hawkins  167,654 15,257
Orion  1,732,460 38,010

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Quaker Chemical  184,426 31,297
157,755
Containers & Packaging  0.2%
Pactiv Evergreen  1,595,627 18,062
Sealed Air  175,216 6,096
24,158
Metals & Mining  2.3%
Alpha Metallurgical Resources  17,934 5,031
Carpenter Technology  319,271 34,986
Constellium (1) 4,315,785 81,353
ERO Copper (1)(3) 565,400 12,088
First Quantum Minerals (CAD)  766,757 10,072
Hudbay Minerals  807,900 7,311
Reliance  279,742 79,894
230,735
Paper & Forest Products  0.3%
Clearwater Paper (1) 161,578 7,832
West Fraser Timber (CAD)  201,710 15,492
West Fraser Timber (3) 60,500 4,650
27,974
Total Materials 440,622
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Helix Acquisition Corp. II (1) 262,650 2,684
Total Miscellaneous 2,684
REAL ESTATE  10.0%
Diversified Real Estate Investment Trusts  1.1%
American Assets Trust, REIT  1,075,974 24,080
Empire State Realty Trust, Class A, REIT  1,087,200 10,198
Essential Properties Realty Trust, REIT  2,787,223 77,234
111,512
Hotel & Resort Real Estate Investment Trusts  1.0%
Apple Hospitality, REIT  3,502,906 50,932
Pebblebrook Hotel Trust, REIT  3,898,300 53,602
104,534
Industrial Real Estate Investment Trusts  1.8%
EastGroup Properties, REIT  471,300 80,168
Terreno Realty, REIT  1,681,600 99,517
179,685

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment Trusts  0.9%
Highwoods Properties, REIT  1,622,767 42,630
IQHQ, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130 (1)(2)(5) 866,287 20,375
Kilroy Realty, REIT  1,024,600 31,937
94,942
Real Estate Management & Development  1.4%
Colliers International Group (3) 181,022 20,211
DigitalBridge Group  1,683,361 23,062
FirstService (3) 263,866 40,205
Opendoor Technologies, Class A (1) 6,908,997 12,713
St. Joe  759,277 41,532
137,723
Residential Real Estate Investment Trusts  1.4%
Apartment Investment & Management, Class A, REIT (1) 2,021,765 16,761
Independence Realty Trust, REIT  4,233,200 79,330
UMH Properties, REIT  2,908,005 46,499
142,590
Retail Real Estate Investment Trusts  1.2%
Macerich, REIT  2,560,600 39,535
NETSTREIT, REIT (3) 3,218,136 51,812
Saul Centers, REIT  820,906 30,185
121,532
Specialized Real Estate Investment Trusts  1.2%
CubeSmart, REIT  1,607,100 72,593
PotlatchDeltic, REIT  237,946 9,372
Safehold, REIT (3) 2,193,250 42,308
124,273
Total Real Estate 1,016,791
UTILITIES  4.1%
Electric Utilities  2.0%
IDACORP  588,449 54,814
MGE Energy  544,967 40,720
OGE Energy  1,229,922 43,908
PNM Resources  1,717,000 63,461
202,903
Gas Utilities  1.2%
Chesapeake Utilities  514,907 54,683
ONE Gas  1,022,038 65,257
119,940

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity
Producers  0.2%
Talen Energy (1) 151,645 16,836
16,836
Water Utilities  0.7%
Artesian Resources, Class A  480,806 16,905
California Water Service Group  809,778 39,266
Middlesex Water  373,456 19,517
75,688
Total Utilities 415,367
Total Common Stocks (Cost $7,047,132) 9,638,637
CONVERTIBLE BONDS  0.2%
Farmers Business Network, 15.00%, 9/29/25, Acquisition Date:
9/29/23, Cost $10,691 (1)(2)(5) 10,691,000 10,691
Stash Financial, 5.00%, 3/23/26, Acquisition Date: 9/8/23,
Cost $9,400 (1)(2)(5) 9,400,000 9,400
Total Convertible Bonds (Cost $20,091) 20,091
CONVERTIBLE PREFERRED STOCKS  2.5%
CONSUMER DISCRETIONARY  0.1%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539 (1)
(2)(4)(5) 282,711 1,238
1,238
Specialty Retail  0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383 (1)(2)
(5) 2,127,647 1,894
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471 (1)
(2)(5) 406,249 5,301
7,195
Total Consumer Discretionary 8,433
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529 (1)(2)(5) 841,026 3,171
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362 (1)(2)(5) 144,247 544

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881 (1)(2)(5) 26,661 100
Total Consumer Staples 3,815
FINANCIALS  0.3%
Banks  0.1%
CRB Group, Series D, Acquisition Date: 1/28/22,
Cost $11,470 (1)(2)(5) 109,095 7,965
7,965
Financial Services  0.1%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157 (1)(2)(5) 445,224 3,081
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559 (1)(2)(5) 335,107 3,847
6,928
Insurance  0.1%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422 (1)
(2)(5) 1,296,510 10,217
10,217
Total Financials 25,110
HEALTH CARE  0.5%
Biotechnology  0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269 (1)
(2)(5) 331,043 1,390
1,390
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065 (1)
(2)(5) 211,518 482
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981 (1)(2)(5) 3,729,550 6,377
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347 (1)(2)(5) 3,272,913 5,597
12,456
Life Sciences Tools & Services  0.4%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917 (1)(2)
(5) 1,011,567 9,074
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453 (1)(2)(5) 472,388 21,952
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,635 (1)(2)(5) 307,043 14,268
45,294
Total Health Care 59,140

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  0.5%
Aerospace & Defense  0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $14,587 (1)(2)(5) 323,903 11,359
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645 (1)
(2)(5) 2,622,728 12,773
24,132
Electrical Equipment  0.3%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $12,776 (1)
(2)(5)(6) 613,518 1,736
Tonian Holdings, Series A, Non-Voting Shares, Acquisition
Date: 1/15/21 - 7/20/21, Cost $8,392 (1)(2)(5)(6) 8,531,194 11,091
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325 (1)(2)(5)(6) 15,050,275 19,565
32,392
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046 (1)(2)
(5) 889,080 3,841
3,841
Total Industrials & Business Services 60,365
INFORMATION TECHNOLOGY  0.6%
IT Services  0.1%
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $684 (1)(2)(5) 30,470 1,060
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $68 (1)(2)(5) 3,030 106
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $75 (1)(2)(5) 3,310 115
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $5,527 (1)(2)(5) 246,173 8,568
9,849
Software  0.5%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,746 (1)(2)
(5) 129,187 2,402
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259 (1)
(2)(5) 241,168 4,483
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412 (1)(2)
(5) 711,894 13,234
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227 (1)(2)
(5) 542,859 10,092
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195 (1)(2)(5) 857,551 3,508

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458 (1)(2)
(5) 309,802 1,267
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505 (1)(2)(5) 1,881,753 9,917
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,929 (1)
(2)(5) 182,290 1,139
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,404 (1)
(2)(5) 149,613 935
Socure, Series B, Acquisition Date: 12/22/21, Cost $43 (1)(2)(5) 2,706 17
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,572 (1)
(2)(5) 346,775 2,167
49,161
Total Information Technology 59,010
MATERIALS  0.5%
Chemicals  0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381 (1)
(2)(5) 275,749 5,392
5,392
Metals & Mining  0.4%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318 (1)(2)(5) 522,347 38,319
38,319
Total Materials 43,711
Total Convertible Preferred Stocks (Cost $318,014) 259,584
CORPORATE BONDS  0.1%
PRA Group, 7.375%, 9/1/25 (7) 7,148,000 7,157
Total Corporate Bonds (Cost $6,913) 7,157
PREFERRED STOCKS  0.0%
ENERGY  0.0%
Energy Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $144 (1)(2)(4)(5)(6) 143,910 151
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21
- 9/29/21, Cost $1,287 (1)(2)(4)(5)(6) 1,286,870 1,531
Total Energy 1,682
Total Preferred Stocks (Cost $1,431) 1,682

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  1.7%
Money Market Funds  1.7%
T. Rowe Price Government Reserve Fund, 5.38% (6)(8) 168,289,358 168,289
Total Short-Term Investments (Cost $168,289) 168,289
SECURITIES LENDING COLLATERAL  2.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.38% (6)(8) 1,051,478 1,052
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,052
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 5.38% (6)(8) 289,077,164 289,077
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 289,077
Total Securities Lending Collateral (Cost $290,129) 290,129
Total Investments in Securities
102.8% of Net Assets
(Cost $7,851,999) $ 10,385,569
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at June 30, 2024.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Small-Cap Value Fund

.
.
.
.
.
.
.
.
.
.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $398,230 and represents 3.9% of net assets.
(6) Affiliated Companies
(7) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $7,157 and represents 0.1% of net assets.
(8) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
CELLINK, Series D  $ — $ — $ —
Dogwood State Bank, Non-Voting Shares  — 400 —
Dogwood State Bank, Voting Shares  — 30 —
Energy Reservoir Holdings, Class A-1  — — —
Energy Reservoir Holdings, Class A-3  — — —
Energy Reservoir Holdings, Class A-3  — — —
FS Bancorp  63 (414) 346
James River Group Holdings  (16) (2,836) 191
John Marshall Bancorp  24 (5,477) 269
Live Oak Bancshares  252 (26,005) 148
Metropolitan Bank Holding  (12,316) 4,039 —
Monro  (1,461) (6,341) 818
ProAssurance  120 (4,175) —
Saul Centers, REIT  (2,435) 105 3,689
Southern First Bancshares  5 (3,556) —
Strattec Security  132 (261) —
Tonian Holdings, Series A, Non-Voting Shares  — 853 —
Tonian Holdings, Series A, Voting Shares  — 1,505 —
T. Rowe Price Government Reserve Fund,
5.38% — — 3,377++
Affiliates not held at period end — (342) —
Totals $ (15,632)# $ (42,475) $ 8,838+

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
06/30/24
CELLINK, Series D  $ * $ — $ — $ 1,736
Dogwood State Bank, Non-
Voting Shares  5,130 436 — 5,966
Dogwood State Bank, Voting
Shares  2,520 — — 2,550
Dogwood State Bank,
Warrants, 5/6/24  342 — — —
Energy Reservoir Holdings,
Class A-1  12,107 — — 12,107
Energy Reservoir Holdings,
Class A-3  1,531 — — 1,531
Energy Reservoir Holdings,
Class A-3  151 — — 151
FS Bancorp  24,636 — 40 24,182
James River Group Holdings  * 1,054 91 14,722
John Marshall Bancorp  23,951 366 64 18,776
Live Oak Bancshares  112,264 — 160 86,099
Metropolitan Bank Holding  32,044 — 28,361 *
Monro  * 3,090 2,650 37,275
ProAssurance  * 1,098 35 31,674
Saul Centers, REIT  51,774 — 21,694 *
Southern First Bancshares  16,766 — 58 13,152
Strattec Security  5,881 — 3,663 *
Tonian Holdings, Series A,
Non-Voting Shares  10,238 — — 11,091
Tonian Holdings, Series A,
Voting Shares  18,060 — — 19,565
T. Rowe Price Government
Reserve Fund, 5.38% 296,346  ¤  ¤ 458,418
Total $ 738,995^

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $8,838 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $796,880.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,851,999) $ 10,385,569
Receivable for investment securities sold 35,531
Dividends and interest receivable 8,903
Receivable for shares sold 5,444
Due from affiliates 1,289
Cash 2
Other assets 843
Total assets 10,437,581
Liabilities
Obligation to return securities lending collateral 290,129
Payable for investment securities purchased 31,246
Payable for shares redeemed 9,304
Investment management fees payable 5,237
Payable to directors 8
Other liabilities 696
Total liabilities 336,620
NET ASSETS $ 10,100,961

T. ROWE PRICE Small-Cap Value Fund
June 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 3,168,818
Paid-in capital applicable to 193,200,242 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,932,143
NET ASSETS $ 10,100,961
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,220,343; Shares outstanding: 80,804,827) $ 52.23
Advisor Class
(Net assets: $59,263; Shares outstanding: 1,139,271) $ 52.02
I Class
(Net assets: $2,868,114; Shares outstanding: 55,008,175) $ 52.14
Z Class
(Net assets: $2,953,241; Shares outstanding: 56,247,969) $ 52.50

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $242) $ 77,832
.
  Interest 1,022
Securities lending 427
Other 11
Total income 79,292
Expenses
Investment management 32,423
Shareholder servicing
Investor Class $ 2,870
Advisor Class 81
I Class 331 3,282
Rule 12b-1 fees
Advisor Class 76
Prospectus and shareholder reports
Investor Class 44
Advisor Class 2
I Class 23
Z Class 1 70
Custody and accounting 194
Registration 53
Legal and audit 32
Directors 17
Miscellaneous 29
Waived / paid by Price Associates (9,464)
Total expenses 26,712
Net investment income 52,580

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 574,852
Foreign currency transactions (13)
Net realized gain 574,839
Change in net unrealized gain / loss
Securities (571,874)
Other assets and liabilities denominated in foreign currencies (4)
Change in net unrealized gain / loss (571,878)
Net realized and unrealized gain / loss 2,961
INCREASE IN NET ASSETS FROM OPERATIONS $ 55,541

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 52,580 $ 100,734
Net realized gain 574,839 370,249
Change in net unrealized gain / loss (571,878) 726,043
Increase in net assets from operations 55,541 1,197,026
Distributions to shareholders
Net earnings
Investor Class – (145,187)
Advisor Class – (1,833)
I Class – (98,724)
Z Class – (116,548)
Decrease in net assets from distributions – (362,292)
Capital share transactions
*
Shares sold
Investor Class 207,441 547,659
Advisor Class 3,131 7,438
I Class 163,615 321,543
Z Class 156,498 246,502
Distributions reinvested
Investor Class – 140,718
Advisor Class – 1,794
I Class – 90,127
Z Class – 116,548
Shares redeemed
Investor Class (536,503) (1,080,475)
Advisor Class (8,719) (27,564)
I Class (284,066) (569,394)
Z Class (231,968) (349,654)
Decrease in net assets from capital share
transactions (530,571) (554,758)

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/24
Year
Ended
12/31/23
Net Assets
Increase (decrease) during period (475,030) 279,976
Beginning of period 10,575,991 10,296,015
End of period $ 10,100,961 $ 10,575,991
*Share information (000s)
Shares sold
Investor Class 4,012 11,165
Advisor Class 61 151
I Class 3,158 6,560
Z Class 3,036 5,003
Distributions reinvested
Investor Class – 2,804
Advisor Class – 36
I Class – 1,800
Z Class – 2,319
Shares redeemed
Investor Class (10,381) (22,084)
Advisor Class (170) (554)
I Class (5,501) (11,680)
Z Class (4,497) (7,053)
Decrease in shares outstanding (10,282) (11,533)

T. ROWE PRICE Small-Cap Value Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. The fund has four classes of shares: the Small-
Cap Value Fund (Investor Class), the Small-Cap Value Fund–Advisor Class
(Advisor Class), the Small-Cap Value Fund–I Class (I Class) and the Small-Cap
Value Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are

T. ROWE PRICE Small-Cap Value Fund

amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2024, the fund realized $20,797,000 of net gain on
$44,534,000 of in-kind redemptions.

T. ROWE PRICE Small-Cap Value Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Small-Cap Value Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Small-Cap Value Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Small-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on June 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2024, totaled $31,896,000 for the six months ended June 30, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,430,861 $ 104,291 $ 103,485 $ 9,638,637
Convertible Bonds — — 20,091 20,091
Convertible Preferred Stocks — — 259,584 259,584
Corporate Bonds — 7,157 — 7,157
Preferred Stocks — — 1,682 1,682
Short-Term Investments 168,289 — — 168,289
Securities Lending Collateral 290,129 — — 290,129
Total $ 9,889,279 $ 111,448 $ 384,842 $ 10,385,569
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/24
Investment in Securities
Common Stocks $ 86,206 $ 16,843 $ 436 $ — $ 103,485
Convertible Bonds 20,091 — — — 20,091
Convertible Preferred
Stocks 248,004 16,340 — (4,760) 259,584
Preferred Stocks 1,682 — — — 1,682
Total $ 355,983 $ 33,183 $ 436 $ (4,760) $ 384,842

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$103,485 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Expected
present value
Discount rate
for cost of
equity
7% 7% Decrease
Discount
for lack of
collectability
50% 50% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Private
company
valuation
—# —# —#
Probability
for potential
outcome
20%
- 50%
25% Increase
Enterprise
value to sales
multiple
1.6x
- 11.5x
3.5x Increase
Sales growth
rate
4%
- 24%
13% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
2.9x
- 15.3x
6.8x Increase
Gross profit
growth rate
2%
- 25%
15% Increase
Enterprise
value to
EBITDA
multiple
11.9x
- 18.1x
13.6x Increase
EBITDA growth
rate
10% 10% Increase
Enterprise
value to
gross written
premiums
multiple
1.3x 1.3x Increase
Price to
tangible book
value multiple
1.4x
– 2.7x
1.7x Increase
Tangible book
value growth
rate
3%
– 15%
13% Increase
Discount for
liquidation
preference
—# —# —#
Discount to
public company
multiples
43%
– 52%
48% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options Pricing
Model
Private
company
valuation
—# —# —#

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Risk-free rate 5% 5% Increase
Volatility 41% 41% Increase
Convertible
Bonds
$20,091 Recent
comparable
transaction
price(s)
-# -# -# -#
Convertible
Preferred
Stocks
$259,584 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
ratio
—# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
Comparable
Premium for
liquidation
preference
—# —# —#
Premium to
public company
multiples
59%
- 147%
102% Increase
Probability
for potential
outcome
20%
– 80%
39% Increase
Enterprise
value to sales
multiple
1.1x
– 11.5x
6.6x Increase
Projected
enterprise
value to sales
multiple
3.6x
- 17.6x
9.9x Increase
Sales growth
rate
1%
– 129%
49% Increase
Enterprise
value to gross
profit multiple
1.5x
– 21.6x
12.8x Increase

T. ROWE PRICE Small-Cap Value Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to gross
profit multiple
21.6x 21.6x Increase
Gross profit
growth rate
6%
– 171%
62% Increase
Enterprise
value to
EBITDA
multiple
9.5x
- 18.1x
12.9x Increase
Enterprise
value to
gross written
premiums
multiple
1.3x 1.3x Increase
Projected
enterprise
value to
EBITDA
multiple
37.6x 37.6x Increase
EBITDA growth
rate
56% 56% Increase
Price to net
asset value
multiple
0.9x 0.9x Increase
Price to
tangible book
value multiple
2.1x
– 2.7x
2.4x Increase
Tangible book
value growth
rate
3% – 7% 5% Increase
Discount to
public company
multiples
43%
– 52%
48% Decrease
Discount rate
for cost of
capital
10%
– 25%
16% Decrease

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
80%
– 100%
93% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Preferred
Stocks
$1,682 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE Small-Cap Value Fund

at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2024, the value of loaned securities was $280,753,000, including securities sold but not yet settled, which are not reflected in the accompanying
Portfolio of Investments; the value of cash collateral and related investments was $290,129,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,862,751,000 and
$2,327,329,000, respectively, for the six months ended June 30, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

T. ROWE PRICE Small-Cap Value Fund

At June 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $7,866,982,000. Net unrealized gain aggregated $2,518,587,000 at period-end, of which $3,330,854,000 related to appreciated investments and $812,267,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2024, the effective annual group fee rate was 0.29%.

T. ROWE PRICE Small-Cap Value Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class's ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class's net assets grow or expenses decline sufficiently to allow repayment without causing the class's net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class's current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE Small-Cap Value Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2024 as indicated in the table below. At June 30, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2024, expenses incurred pursuant to these service agreements were $60,000 for Price Associates; $1,256,000 for T. Rowe Price Services, Inc.;
and $260,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.99% 1.24% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(9,464)

T. ROWE PRICE Small-Cap Value Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended June 30, 2024, these reimbursements amounted to $9,000, which is included in Net realized gain
(loss) on Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health

T. ROWE PRICE Small-Cap Value Fund

threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Small-Cap Value Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price Investment Management, Inc. (Subadviser)
on behalf of the fund. In that regard, at a meeting held on March 11–12, 2024
(Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the Board noted that there are information barriers between investment personnel of the Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy

T. ROWE PRICE Small-Cap Value Fund

voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The
Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay
the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s and Subadviser’s ongoing investments in their business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the second quintile (Investor Class Expense Group and Advisor Class Expense Group) and first quintile (Expense Universe), and the fund’s total expenses ranked in the second quintile (Investor Class Expense Group)
and first quintile (Expense Universe and Advisor Class Expense Group).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F46-051 8/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024